Condensed Financial Information of the Parent Company (Schedule of Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash (used in) provided by operating activities	¥ (2,239,444)	$ (322,550)	¥ (514,735)	¥ (271,102)
Cash used in investing activities	(2,514,247)	(362,127)	(1,915,168)	(227,923)
Cash provided by financing activities	3,627,058	522,405	3,005,838	1,540,397
Effect of exchange rate changes on cash and cash equivalents	110,652	15,940	67,560	(3,053)
Net increase in cash and cash equivalents	(1,015,981)	(146,332)	643,495	1,038,319
Cash and cash equivalents at the beginning of year	2,101,217	302,638	1,457,722	419,403
Cash and cash equivalents at the end of year	1,085,236	156,306	2,101,217	1,457,722
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders				15,606
Accrued issuance cost related to private placement				14,076
Receivables related to exercise of stock option	(163)	(24)	(3,379)	(1,020)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash (used in) provided by operating activities	(661,029)	(95,208)	645,364	2,636
Cash used in investing activities	(3,972,014)	(572,089)	(3,434,719)	(518,690)
Cash provided by financing activities	3,264,610	470,202	2,442,860	1,540,397
Effect of exchange rate changes on cash and cash equivalents	281,764	40,582	113,312	(3,040)
Net increase in cash and cash equivalents	(1,086,669)	(156,513)	(233,183)	1,021,303
Cash and cash equivalents at the beginning of year	1,090,097	157,007	1,323,280	301,977
Cash and cash equivalents at the end of year	3,428	494	1,090,097	1,323,280
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders				15,606
Accrued issuance cost related to private placement				14,076
Receivables related to exercise of stock option	¥ (163)	$ (24)	¥ (3,379)	¥ (1,020)